UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22930

USCF ETF TRUST

(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612

(Address of principal executive offices)(Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1999 Harrison Street, Suite 1530

Oakland, California 94612

(Name and address of Agent for service)

Registrant’s telephone number, including area code: 510.522.9600

Date of fiscal year end: June 30

Date of reporting period: June 30, 2017

ITEM 1. REPORT TO SHAREHOLDERS

The following is a copy of the Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30e-1).

MENU
TOFR

6.30.2017
Annual Report

USCF

INVEST IN WHAT'S **REAL**

USCF Restaurant Leaders Fund | NYSE: MENU

Stock Split Index Fund | NYSE: TOFR

LETTER TO SHAREHOLDERS

STOCK SPLIT INDEX FUND

In a 2013 Wall Street Journal article, Mark Hulbert wrote about one of the investment newsletters his iconic Hulbert Financial Digest had been following for many years, called “2 for 1.” The newsletter was based on research that showed that companies that had recently implemented or announced stock splits outperformed the broad market for a period of time. USCF found the 2 for 1 concept so compelling that it licensed the index and launched the Stock Split Index Fund (“TOFR”) in September 2014, with the ticker TOFR (as in “two-fer”). While other funds bet on corporate actions – spinoffs, stock buy backs, etc. – investing in a portfolio of stocks that had recently undergone a stock split was a novel concept.

As TOFR approaches its 3-year anniversary, the fund has returned 9.14% on an annualized basis, after fees since inception. This is slightly behind the S&P 500 total return of 9.75% over the same period. TOFR’s benchmark, the 2 for 1 IndexTM (“SPLITS”), returned 9.76% on an annualized basis, just beating the S&P 500. Over the 12 months, 6 months, and 3 months, TOFR (net asset value) returns were 15.52%, 4.79%, and 2.65% respectively. Comparatively, the S&P 500 returned 17.90%, 9.34%, and 3.09%.

TOFR was negatively impacted by two specific holdings in the past year: Amtrust Financial and First Business Financial. Since there are only 30 stocks that typically comprise the portfolio and strict criteria are followed, one or two holdings can have greater impact on performance than they would in a more diversified portfolio.

There are periods when TOFR beat the S&P 500, particularly during its first year of operation. Unfortunately, performance has not yet lived up to expectations compared to actual stock split results from the past. Reasons for this may include the fact that there are significantly fewer listed companies today than in the recent past, and thus fewer choices for TOFR’s investment universe. Likewise, fewer companies choose to split their stock these days than in the past, compounding the lack of opportunities. Finally, a plethora of broad indexing options means that more investors’ actions may lift the entire stock market rather than specific, higher quality companies. As with any investment thesis, no strategy works all of the time, and market conditions change. As the “easy money” era draws to a close, we believe TOFR’s strategy will have new opportunity to succeed and offers a unique way to seek outperformance.

2	Annual Report June 30, 2017

USCF RESTAURANT LEADERS FUND

In November 2016, USCF launched its second equity ETF, the USCF Restaurant Leaders Fund (“MENU”). The restaurant industry falls under the broader Consumer Discretionary sector. MENU is a pure industry play within that sector. We believe this important industry has the potential to grow ahead of most industries. It is benchmarked to the Restaurant Leaders INDXX index. Two primary segments within the restaurant industry are Full Service Restaurant (FSR) such as Cheesecake Factory and Denny’s and Quick Serve Restaurants (QSR) such as McDonalds and Starbucks. The index contains roughly 70% QSR names and 30% FSR names.

MENU only has 8 months of history and over that time period and for the last 6 months and the last 3 months, MENU has returned 16.29%, 6.30%, and 1.13% respectively based on net asset value. Comparatively, the S&P 500 Restaurant Index returned 23.33%, 17.78%, and 10.08%. We believe this is too short a time period to draw any long-term conclusions about the strategy. At times, either the QSR or FSR segments of the industry may outperform the other, although we believe greater opportunity lies in QSR which, if realized, would benefit the fund relative to the broader industry. FSR, in particular, may tend to outperform during periods of economic expansion, reduced unemployment, decent consumer confidence, and broad market expansion, as we have seen since the fund launched on Election Day, 2016.

For those looking to play this dynamic slice of the U.S. stock market, MENU may be ripe for consideration as part of a balanced portfolio diet.

Thank you for your interest in TOFR and MENU. As always, we welcome any questions you may have.

Andrew F Ngim

Portfolio Manager

The 2 for 1 Index® contains approximately 30 companies which trade on major U.S. stock exchanges. Companies eligible for inclusion in the index have all announced a 2 for 1 (or higher) stock split within the 6 months prior to selection for the index.

Definitions:

S&P 500 TR Index: The total return index tracks both the capital gains of a group of stocks over time and assumes that any cash distributions, such as dividends, are reinvested back into the index.

S&P 500 Restaurant Index®: The index is composed of select industry indices designed to measure the performance of narrow GICS® sub-industries. The index comprises stocks in the S&P Total Market Index that are classified in the GICS restaurant sub-industry.

It is not possible to invest directly in an index.

Past performance is not a guarantee of future results.

3

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN STOCK SPLIT INDEX FUND (TOFR), THE 2 FOR 1 INDEX®1 AND S&P 500 INDEX®2 FROM SEPTEMBER 15, 2014 (INCEPTION DATE)* TO JUNE 30, 2017.

The following graph depicts the performance of Stock Split Index Fund (net asset value and market value) vs. the 2 For 1 Index®1 and S&P 500 Index®2

		Annualized Since
		Inception
	One Year	Return
	Return	(9/15/2014)
Stock Split Index Fund (NAV)	15.52%	9.14%
Stock Split Index Fund (Market)	19.03%	8.95%
2 For 1 Index®1	16.20%	9.76%
S&P 500 Index®2	17.90%	9.75%

*	The inception date is the date the first shares were purchased to meet the outstanding shares required for listing on the NYSE Arca, Inc. TOFR was listed on the NYSE Arca, Inc. on September 16, 2014.
[1]	The 2 For 1 Index is an equally-weighted index, rebalanced monthly, comprised of companies listed on a U.S. stock exchange, such as the New York Stock Exchange (“NYSE”) and NASDAQ Global Market, that have recently undergone a stock split of two new shares for every one existing share (or, in some cases, an exchange ratio of greater than two shares for one share). Under normal market circumstances, the index will consist of 30 stocks. You cannot directly invest in an index.
[2]	The Standard & Poor’s (S&P) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the index proportionate to its market value. You cannot directly invest in an index.
4	Annual Report June 30, 2017

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Performance figures for TOFR reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return for TOFR would have been lower. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost. To obtain the most recent month-end performance data visit www.uscfinvestments.com or call 1-800-920-0259.

The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Share price returns are based on closing prices for the Fund and do not represent the returns an investor would receive if shares were traded at other times.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions apply and will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

5

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN USCF RESTAURANT LEADERS FUND (MENU), THE RESTAURANT LEADERS INDXX INDEX1, S&P 500 INDEX®2 AND S&P 500 RESTAURANTS INDEX®3 FROM NOVEMBER 8, 2016 (INCEPTION DATE)* TO JUNE 30, 2017.

The following graph depicts the performance of USCF Restaurant Leaders Fund (net asset value and market value) vs. the Restaurant Leaders INDXX Index1, S&P 500 Index®2 and S&P 500 Restaurants Index®3

Since
Inception
Return
(11/8/2016)
USCF Restaurant Leaders Fund (NAV)	16.29%
USCF Restaurant Leaders Fund (Market)	16.73%
Restaurant Leaders INDXX Index[1]	16.96%
S&P 500 Index®2	14.79%
S&P 500 Restaurants Index®3	23.33%

*	The inception date is the date the first shares were purchased to meet the outstanding shares required for listing on the NYSE Arca, Inc. MENU was listed on the NYSE Arca, Inc. on November 9, 2016.
[1]	The Restaurant Leaders INDXX Index is composed of the common stock of U.S. and international restaurant companies (“Restaurant Companies”). A Restaurant Company is a company that derives a majority of its revenue from serving food and/or beverages directly to customers. The index seeks to include the “leaders” among Restaurant Companies by using a proprietary smart beta four-step selection process that includes two quantitative screens and two dynamic screens to identify Restaurant Companies that are outperforming or expected to outperform their industry peers. You cannot directly invest in an index.
[2]	The Standard & Poor’s (S&P) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the index proportionate to its market value. You cannot directly invest in an index.
[3]	The Standard & Poor’s (S&P) 500 Restaurants Index is composed of select industry indices designed to measure the performance of narrow GICS® sub-industries. The index comprises stocks in the S&P Total Market Index that are classified in the GICS restaurant sub-industry. You cannot directly invest in an index.
6	Annual Report June 30, 2017

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Performance figures for MENU reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return for MENU would have been lower. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost. To obtain the most recent month-end performance data visit www.uscfinvestments.com or call 1-800-920-0259.

The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Share price returns are based on closing prices for the Fund and do not represent the returns an investor would receive if shares were traded at other times.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions apply and will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Definitions

Easy Money: A policy by which a central monetary authority, such as the Federal Reserve System, seeks to make money plentiful and available at low interest rates. An easy-money policy is often pursued to encourage investment and economic growth. It can lead to inflation, however.

7

DISCLOSURE OF FUND EXPENSES

As a shareholder of the Stock Split Index Fund or the USCF Restaurant Leaders Fund (each a “Fund” and collectively, the “Funds”), each a series of the USCF ETF Trust (the “Trust”), you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of your Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 until June 30, 2017.

Actual Expenses. The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not representative of the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Funds and other exchange traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses Paid During the Period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

8	Annual Report June 30, 2017

DISCLOSURE OF FUND EXPENSES (continued)

USCF ETF TRUST

		Actual	Hypothetical	Actual
		Ending	Ending	Expenses	Hypothetical
	Beginning	Account	Account	Paid	Expenses	Annualized
	Account Value	Value	Value	During the	Paid During	Expense
Fund	1/1/17	6/30/17	6/30/17	Period(a)	the Period(a)	Ratio
Stock Split Index Fund	$1,000.00	$1,047.90	$1,071.02	$2.79	$2.82	0.55%
USCF Restaurant Leaders Fund	$1,000.00	$1,063.00	$1,085.93	$3.32	$3.36	0.65%

(a)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

9

USCF ETF TRUST – STOCK SPLIT INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2017

	% of Total
	Net Assets	Shares	Market Value
Common Stocks	99.8%
Auto Components	6.8%
Gentex Corp./MI	3.4%	5,803	$110,083
Magna International, Inc.	3.4%	2,411	111,702
			221,785
Banks	9.8%
First Business Financial Services, Inc.	3.3%	4,556	105,153
Home BancShares, Inc./AR	3.2%	4,196	104,480
Lakeland Financial Corp.	3.3%	2,350	107,818
			317,451
Building Products	3.2%
AO Smith Corp.	3.2%	1,865	105,055
Capital Markets	3.4%
Intercontinental Exchange, Inc.	3.4%	1,657	109,229
Chemicals	6.6%
CF Industries Holdings, Inc.	3.3%	3,799	106,220
PPG Industries, Inc.	3.3%	966	106,221
			212,441
Commercial Services & Supplies	3.3%
Copart, Inc.(a)	3.3%	3,398	108,022
Containers & Packaging	3.3%
Silgan Holdings, Inc.	3.3%	3,362	106,844
Electric Utilities	3.2%
Alliant Energy Corp.	3.2%	2,563	102,956
Electronic Equipment, Instruments & Components	6.5%
Amphenol Corp. - Class A	3.2%	1,418	104,677
Badger Meter, Inc.	3.3%	2,656	105,841
			210,518
Food Products	10.6%
Cal-Maine Foods, Inc.(a)	3.4%	2,824	111,830
Hain Celestial Group, Inc. (The)(a)	3.9%	3,228	125,311
Hormel Foods Corp.	3.3%	3,124	106,560
			343,701

The accompanying notes are an integral part of the financial statements.

10	Annual Report June 30, 2017

USCF ETF TRUST – STOCK SPLIT INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2017 (continued)

	% of Total
	Net Assets	Shares	Market Value
Gas Utilities	3.1%
New Jersey Resources Corp.	3.1%	2,531	$100,481

Health Care Providers & Services	3.5%
Ensign Group, Inc. (The)	3.5%	5,136	111,811

Hotels, Restaurants & Leisure	3.2%
Starbucks Corp.	3.2%	1,762	102,742

Household Products	3.2%
Church & Dwight Co., Inc.	3.2%	1,996	103,552

Insurance	7.0%
AmTrust Financial Services, Inc.	3.6%	7,642	115,700
Navigators Group, Inc. (The)	3.4%	1,994	109,471
			225,171
IT Services	3.4%
DST Systems, Inc.	3.4%	1,772	109,332

Machinery	3.1%
Toro Co. (The)	3.1%	1,471	101,926

Media	3.1%
Comcast Corp. - Class A	3.1%	2,567	99,908

Pharmaceuticals, Biotechnology & Life Sciences	3.3%
AstraZeneca PLC ADR	3.3%	3,097	105,577

Professional Services	3.2%
Exponent, Inc.	3.2%	1,803	105,115

Software	3.2%
Open Text Corp.	3.2%	3,312	104,460

Textiles, Apparel & Luxury Goods	3.8%
NIKE, Inc. - Class B	3.8%	2,063	121,717

Total Common Stocks
(Cost $3,186,599)	99.8%		3,229,794

The accompanying notes are an integral part of the financial statements.

11

USCF ETF TRUST – STOCK SPLIT INDEX FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2017 (continued)

	% of Total	Face
	Net Assets	Amount	Market Value
Short-Term Investment	0.1%
Time Deposit	0.1%
Brown Brothers Harriman & Co., 0.58% due 07/03/2017	0.1%	$3,282	$3,282
Total Short-Term Investment
(Cost $3,282)	0.1%		3,282
Total Investments
(Cost $3,189,881)(b)	99.9%		3,233,076
Other Assets in Excess of Liabilities	0.1%		4,175
Total Net Assets	100.0%		$3,237,251

ADR – American Depositary Receipts

(a)	Non income producing security.
(b)	The aggregate cost of investments for tax purposes was $3,216,679. The net unrealized appreciation was $16,397 which consisted of aggregate gross unrealized appreciation of $247,013 and aggregate gross unrealized depreciation of ($230,616).

Summary of Investments by Country^
United States	90.0%
Canada	6.7
United Kingdom	3.3
100.0%

Summary of Investments by Sector^
Financials	20.2%
Consumer Discretionary	16.9
Consumer Staples	13.8
Information Technology	13.1
Industrials	13.0
Materials	9.9
Health Care	6.7
Utilities	6.3
Short-Term Investment	0.1
100.0%

^	As a percentage of total investments. All stocks are listed on U.S. Exchanges.

The accompanying notes are an integral part of the financial statements.

12	Annual Report June 30, 2017

USCF ETF TRUST – USCF RESTAURANT LEADERS FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2017

	% of Total
	Net Assets	Shares	Market Value
Common Stocks	99.9%
Hotels, Restaurants & Leisure	99.9%
Arcos Dorados Holdings, Inc. - Class A(a)	3.4%	8,147	$60,695
BJ’s Restaurants, Inc.(a)	2.3%	1,109	41,310
Bloomin’ Brands, Inc.	2.4%	1,982	42,078
Bojangles’, Inc.(a)	3.7%	4,009	65,146
Buffalo Wild Wings, Inc.(a)	2.3%	322	40,797
Carrols Restaurant Group, Inc.(a)	3.6%	5,230	64,067
Cheesecake Factory, Inc. (The)	2.3%	824	41,447
Chipotle Mexican Grill, Inc. - Class A(a)	3.6%	153	63,663
Cracker Barrel Old Country Store, Inc.	2.4%	250	41,812
Darden Restaurants, Inc.	2.4%	462	41,783
Dave & Buster’s Entertainment, Inc.(a)	2.3%	608	40,438
Del Frisco’s Restaurant Group, Inc.(a)	2.3%	2,540	40,894
Del Taco Restaurants, Inc.(a)	3.6%	4,642	63,827
Denny’s Corp.(a)	2.4%	3,577	42,101
Domino’s Pizza, Inc.	3.5%	293	61,978
Dunkin’ Brands Group, Inc.	3.6%	1,159	63,884
El Pollo Loco Holdings, Inc.(a)	3.5%	4,523	62,644
Fogo De Chao, Inc.(a)	2.3%	2,973	41,325
Habit Restaurants, Inc. (The) - Class A(a)	3.6%	4,022	63,548
Jack in the Box, Inc.	3.5%	628	61,858
McDonald’s Corp.	4.7%	541	82,860
Red Robin Gourmet Burgers, Inc.(a)	2.3%	619	40,390
Restaurant Brands International, Inc.	4.7%	1,346	84,179
Ruth’s Hospitality Group, Inc.	2.3%	1,882	40,933
Sonic Corp.	3.4%	2,269	60,106
Starbucks Corp.	4.6%	1,399	81,576
Texas Roadhouse, Inc. - Class A	2.4%	823	41,932
Wendy’s Co. (The)	3.6%	4,137	64,165
Wingstop, Inc.	3.6%	2,054	63,469
Yum China Holdings, Inc.(a)	4.7%	2,092	82,488
Yum! Brands, Inc.	4.6%	1,118	82,464
			1,769,857
Total Common Stocks
(Cost $1,584,345)	99.9%		1,769,857

The accompanying notes are an integral part of the financial statements.

13

USCF ETF TRUST – USCF RESTAURANT LEADERS FUND
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2017 (continued)

	% of Total	Face
	Net Assets	Amount	Market Value
Short-Term Investment	0.2%
Time Deposit	0.2%
Brown Brothers Harriman & Co., 0.58% due 07/03/2017	0.2%	$4,098	$4,098
Total Short-Term Investment
(Cost $4,098)	0.2%		4,098
Total Investments
(Cost $1,588,443)(b)	100.1%		1,773,955
Liabilities in Excess of other Assets	(0.1)%		(1,221)
Total Net Assets	100.0%		$1,772,734

(a)	Non income producing security.
(b)	The aggregate cost of investments for tax purposes was $1,588,443. The net unrealized appreciation was $185,512 which consisted of aggregate gross unrealized appreciation of $198,504 and aggregate gross unrealized depreciation of ($12,992).
Summary of Investments by Country^
United States	91.8%
Canada	4.8
Uruguay	3.4
100.0%

Summary of Investments by Sector^
Consumer Discretionary	99.8%
Short-Term Investment	0.2
100.0%

^	As a percentage of total investments. All stocks are listed on U.S. Exchanges.

The accompanying notes are an integral part of the financial statements.

14	Annual Report June 30, 2017

USCF ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2017

		USCF
	Stock Split	Restaurant
	Index Fund	Leaders Fund
Assets:
Investments, at Market Value	$3,233,076	$1,773,955
Receivables:
From Manager	80,637	72,617
Investments Sold	—	398,370
Dividends	5,098	222
Total Assets	3,318,811	2,245,164

Liabilities:
Payables:
Investments Purchased	—	398,842
Accrued Management Fees	1,451	971
Accrued Administrative Agency Fees	59,612	51,632
Accrued Miscellaneous Expenses	20,497	20,985
Total Liabilities	81,560	472,430
Total Net Assets	$3,237,251	$1,772,734

Net Assets Consist of:
Capital Paid In	$3,081,445	$1,528,320
Accumulated Undistributed Net Investment Income (Loss)	17,318	4
Accumulated Net Realized Gain (Loss) on Investments	95,293	58,898
Net Unrealized Appreciation (Depreciation) on Investments	43,195	185,512
Total Net Assets	$3,237,251	$1,772,734

Net Asset Value Per Share
Total Net Assets	$3,237,251	$1,772,734
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	190,000	100,002
Net Asset Value	$17.04	$17.73
Investments, at Cost	$3,189,881	$1,588,443

The accompanying notes are an integral part of the financial statements.

15

USCF ETF TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2017 AND FOR THE PERIOD ENDED
JUNE 30, 2017*

		USCF
	Stock Split	Restaurant
	Index Fund	Leaders Fund*
Investment Income:
Dividend Income (less net foreign withholding tax $1,520 and $118, respectively)	$70,512	$10,995
Interest Income	7	7
Total Investment Income	70,519	11,002
Expenses:
Management Fees	21,089	7,245
Administrative Agency Fees	138,558	80,139
Trustees Fees	28,788	15,657
Professional Fees	32,399	25,626
Shareholder Reporting Fees	19,859	23,745
Miscellaneous Expenses	16,385	15,804
Total Expenses	257,078	168,216
Less Fees Waived (Note 3)	(235,989)	(160,971)
Net Expenses	21,089	7,245
Net Investment Income (Loss)	49,430	3,757
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	218,613	58,898
Net Change in Unrealized Appreciation (Depreciation) on Investments	278,713	185,512
Net Change in Realized and Unrealized Gain (Loss) on Investments	497,326	244,410
Net Increase (Decrease) in Net Assets Resulting from Operations	$546,756	$248,167

*	Inception Date, November 8, 2016.

The accompanying notes are an integral part of the financial statements.

16	Annual Report June 30, 2017

USCF ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Stock Split Index Fund
	For the Year	For the Year
	Ended	Ended
	June 30, 2017	June 30, 2016
Operations:
Net Investment Income (Loss)	$49,430	$69,661
Net Realized Gain (Loss) on Investments	218,613	379,793
Net Changes in Unrealized Appreciation (Depreciation) on Investments	278,713	(444,955)
Net Increase (Decrease) in Net Assets Resulting from Operations	546,756	4,499
Distributions to Shareholders from:
Net Investment Income	(49,395)	(69,512)
Capital Gains	(143,400)	(204,237)
Total Distributions to Shareholders	(192,795)	(273,749)
Shareholder Transactions:
Proceeds from Shares Sold	—	642,593
Shares Issued as Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	(833,222)	(1,533,850)
Net Increase (Decrease) in Net Assets from Shares Transactions	(833,222)	(891,257)
Net Increase (Decrease) in Net Assets	(479,261)	(1,160,507)
Net Assets:
Beginning of Year	3,716,512	4,877,019
End of Year[1]	$3,237,251	$3,716,512
[1] Includes Accumulated Undistributed Net Investment Income (Loss) of:	$17,318	$17,283
Changes in Shares Outstanding:
Shares Outstanding, Beginning of Year	240,000	300,000
Shares Issued	—	40,000
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	(50,000)	(100,000)
Shares Outstanding, End of Year	190,000	240,000

The accompanying notes are an integral part of the financial statements.

17

USCF ETF TRUST
STATEMENT OF CHANGES IN NET ASSETS

USCF
Restaurant Leaders Fund
For the Period Ended
June 30, 2017*
Operations:
Net Investment Income (Loss)	$3,757
Net Realized Gain (Loss) on Investments	58,898
Net Changes in Unrealized Appreciation (Depreciation) on Investments	185,512
Net Increase (Decrease) in Net Assets Resulting from Operations	248,167
Distributions to Shareholders from:
Net Investment Income	(3,753)
Capital Gains	—
Total Distributions to Shareholders	(3,753)
Shareholder Transactions:
Proceeds from Shares Sold	1,528,290
Shares Issued as Reinvestment of Dividends and Distributions	—
Cost of Shares Redeemed	—
Net Increase (Decrease) in Net Assets from Shares Transactions	1,528,290
Net Increase (Decrease) in Net Assets	1,772,704
Net Assets:
Beginning of Period	30
End of Period[1]	$1,772,734
[1]Includes Accumulated Undistributed Net Investment Income (Loss) of:	$4
Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	2 *
Shares Issued	100,000
Shares Issued in Reinvestment of Dividends and Distributions	—
Shares Redeemed	—
Shares Outstanding, End of Period	100,002

*	Inception Date, November 8, 2016.

The accompanying notes are an integral part of the financial statements.

18	Annual Report June 30, 2017

USCF ETF TRUST
STOCK SPLIT INDEX FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Year	For the Year	For the Period
	Ended	Ended	Ended
	June 30, 2017	June 30, 2016	June 30, 2015*
Net Asset Value, Beginning of Period	$15.49	$16.26	$15.00
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.21	0.23	0.23
Net Realized and Unrealized Gain (Loss)	2.15	(0.18)	1.25
Total Income (Loss) from Operations	2.36	0.05	1.48
Less Distributions From:
Net Investment Income	(0.21)	(0.22)	(0.22)
Capital Gains	(0.60)	(0.60)	—
Total Distributions	(0.81)	(0.82)	(0.22)
Net Assets Value, End of Period	$17.04	$15.49	$16.26
Total Return(b)	15.52%	0.53%	9.88%
Net Assets, End of Period (thousands)	$3,237	$3,717	$4,877
Ratios of Average Net Assets:
Gross Expenses	6.70%	6.22%	4.66%**
Net Expenses	0.55%	0.55%	0.55%**
Net Investment Income (Loss)	1.29%	1.47%	1.87%**
Portfolio Turnover Rate(c)	62%	60%	57%

*	Inception Date, September 15, 2014.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursements and assumes reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

19

USCF ETF TRUST
USCF RESTAURANT LEADERS FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

For the Period Ended
June 30, 2017*
Net Asset Value, Beginning of Period	$15.28
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.04
Net Realized and Unrealized Gain (Loss)	2.45
Total Income (Loss) from Operations	2.49
Less Distributions From:
Net Investment Income	(0.04)
Capital Gains	—
Total Distributions	(0.04)
Net Assets Value, End of Period	$17.73
Total Return(b)	16.29%
Net Assets, End of Period (thousands)	$1,773
Ratios of Average Net Assets:
Gross Expenses	15.03%**
Net Expenses	0.65%**
Net Investment Income (Loss)	0.34%**
Portfolio Turnover Rate(c)	50%

*	Inception Date, November 8, 2016.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursements and assumes reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

20	Annual Report June 30, 2017

USCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2017

1) ORGANIZATION

USCF ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 8, 2013. The Trust is authorized to have multiple series or portfolios, and may establish additional series or portfolios in the future. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds issue shares of beneficial interest with $0.001 par value.

The Trust currently consists of two investment portfolios: the Stock Split Index Fund and the USCF Restaurant Leaders Fund (each a “Fund” and collectively, the “Funds”). The Funds are exchange-traded funds (“ETFs”) that seek to track the price and yield performance, before fees and expenses, of an index. The Stock Split Index Fund (“TOFR”) tracks the performance of the 2 For 1 Index® and the USCF Restaurant Leaders Fund (“MENU”) tracks the performance of the Restaurant Leaders INDXX Index (each an “Index” and together, the “Indices”). The Funds employ a “passive management” – or indexing – investment approach designed to track the performance of the Indices. Each Fund generally uses a replication strategy to achieve its investment objective, meaning it generally will invest in substantially all of the securities in the Index in approximately the same proportion as the Index. Under normal market conditions, the Funds generally invest substantially all, but at least 80% of the Funds’ total assets in the securities comprising the Funds’ respective Indices. In addition, the Funds may invest in cash and cash equivalents or money market instruments. TOFR and MENU commenced operations on September 15, 2014 and November 8, 2016, respectively. TOFR and MENU were listed on the NYSE Arca, Inc. (“NYSE Arca”) on September 16, 2014 and November 9, 2016, respectively.

2) SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Funds are investment companies and follow the accounting and reporting guidance in FASB Topic 946.

21

Calculation of Net Asset Value Per Share

The Net Asset Value (“NAV”) of the Funds’ shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, ordinarily 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

Security Valuation

Investments in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (“NYSE”). If on a particular day an exchange-listed security does not trade, then the mean between the closing bids and asked prices will be used. In the case of securities listed on more than one national securities exchange, the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded will be/is used. If there were no sales on that exchange, the last quoted sale on the other exchange will be/is used.

For securities that are traded on the NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or NASDAQ Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the dates the transactions are entered, which is the trade date.

Fair Value Measurement

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

22	Annual Report June 30, 2017

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument or an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at June 30, 2017 for the Funds, using the fair value hierarchy:

TOFR

Investments, at value	Total	Level 1	Level 2	Level 3
Common Stocks:
Auto Components	$221,785	$221,785	$—	$—
Banks	317,451	317,451	—	—
Building Products	105,055	105,055	—	—
Capital Markets	109,229	109,229	—	—
Chemicals	212,441	212,441	—	—
Commercial Services & Supplies	108,022	108,022	—	—
Containers & Packaging	106,844	106,844	—	—
Electric Utilities	102,956	102,956	—	—
Electronic Equipment, Instruments & Components	210,518	210,518	—	—
Food Products	343,701	343,701	—	—
Gas Utilities	100,481	100,481	—	—
Health Care Providers & Services	111,811	111,811	—	—
Hotels, Restaurants & Leisure	102,742	102,742	—	—
Household Products	103,552	103,552	—	—

23

Investments, at value	Total	Level 1	Level 2	Level 3
Insurance	$225,171	$225,171	$—	$—
IT Services	109,332	109,332	—	—
Machinery	101,926	101,926	—	—
Media	99,908	99,908	—	—
Pharmaceuticals, Biotechnology & Life Sciences	105,577	105,577	—	—
Professional Services	105,115	105,115	—	—
Software	104,460	104,460	—	—
Textiles, Apparel & Luxury Goods	121,717	121,717	—	—
Short-Term Investment:
Time Deposit	3,282	—	3,282	—
Total Investments, at value	$3,233,076	$3,229,794	$3,282	$—

MENU

Investments, at value	Total	Level 1	Level 2	Level 3
Common Stocks:
Hotels, Restaurants & Leisure	$1,769,857	$1,769,857	$—	$—
Short-Term Investment:
Time Deposit	4,098	—	4,098	—
Total Investments, at value	$1,773,955	$1,769,857	$4,098	$—

For the period ended June 30, 2017, the Funds did not have any transfers between Level 1, Level 2 and Level 3 securities.

Income

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Funds. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

As of and during the period ended June 30, 2017, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware.

The Funds follow ASC 740 “Income Taxes”, which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.

24	Annual Report June 30, 2017

Federal and Other Taxes

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of June 30, 2017, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

	TOFR	MENU*
Capital Paid In	$85,269	$—
Undistributed (Distribution in Excess) Net Investment Income	$—	$—
Undistributed (Accumulated) Net Realized Gain (Loss)	$(85,269)	$—

*	Inception date, November 8, 2016.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken with the 2016 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions

Dividends are paid on a quarterly basis. Dividends and distributions are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require such reclassification.

25

Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Other

The Funds follow industry practice and record security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

3) INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

USCF Advisers LLC (the “Adviser”) is the investment adviser to the Funds and as such has overall responsibility for the general management and administration of the Trust. Pursuant to the Investment Advisory Agreement between the Adviser and the Trust entered into as of October 13, 2016, the Adviser provides an investment program for MENU and manages the investment of MENU’s assets. In addition, the Adviser provides an investment program for TOFR and manages the investment of TOFR’s assets pursuant to an Investment Advisory Agreement between the Adviser and the Trust dated June 18, 2014.

The Adviser has arranged for custody, distribution, fund administration, transfer agency and all other non-distribution related services necessary for the Funds to operate. The Adviser bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Adviser. The Adviser may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of the Funds’ shares. As compensation for its services and its assumption of certain expenses, the Funds pay the Adviser a management fee, which is calculated daily and paid monthly, equal to 0.55% and 0.65%, of the average daily net assets of TOFR and MENU, respectively. For the period ended June 30, 2017, the Adviser earned $21,089 and $7,245 from TOFR and MENU, respectively.

26	Annual Report June 30, 2017

The Adviser has entered into Expense Limitation Agreements with each of the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, expenses related to short sales, other expenses that are capitalized in accordance with GAAP, dividend, interest and brokerage expenses paid, acquired fund fees and expenses, if any, extraordinary expenses, if any, and payments, if any, under the Funds’ Rule 12b-1 Plan) to not more than 0.55% and 0.65% of the average daily net assets for TOFR and MENU, respectively. The Expense Limitation Agreements for each of the Funds will remain in effect until at least October 31, 2017 (unless terminated earlier by the Board of Trustees). After such dates, the Adviser may terminate the Expense Limitation Agreements at any time upon not less than 90 days’ notice to the Board of Trustees. The terms of the Expense Limitation Agreements may be revised upon renewal, if renewed. The Adviser is permitted to recoup from each Fund previously waived fees or reimbursed expenses for three years from the date on which fees were waived or expenses reimbursed, as long as such recoupment does not cause such Fund’s operating expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed.

As of June 30, 2017, the amount of expenses eligible for recoupment by the Adviser is as follows:

		Amount	Amount	Amount
Fund	Accrued in Fiscal Year:	Eligible:	Recouped:	Expires:
TOFR*	9/15/2014 – 6/30/2015	$97,322	$—	2018
	7/1/2015 – 6/30/2016	$268,956	$—	2019
	7/1/2016 – 6/30/2017	$235,989	$—	2020
MENU*	11/8/2016 – 6/30/2017	$160,971	$—	2020

*	Inception date, September 15, 2014 and November 8, 2016 for TOFR and MENU, respectively.

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Company (“BBH”) serves as the administrator, custodian and transfer agent for the Funds. Under the Administrative Agency Agreement with the Trust, BBH performs certain administrative, accounting, transfer agency and dividend disbursing services for the Funds and prepares certain reports filed with the U.S. Securities and Exchange Commission (“SEC”) on behalf of the Trust and the Funds. Under the Custodian Agreement with the Trust, BBH maintains in separate accounts: cash, securities and other assets of the Funds; keeps all necessary accounts and records, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by BBH and to make payments for securities purchased by the Trust for the Funds. As compensation for the foregoing services, BBH receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are charged to the Funds.

27

Buying and Selling Fund Shares

Shares are issued and redeemed by the Funds only in large blocks of shares (“Creation Baskets” and “Redemption Baskets”, respectively). Currently, Creation Baskets and Redemption Baskets generally consist of blocks of 50,000 shares or multiples thereof at net asset value. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Funds on the transaction date. Only entities who have entered into an authorized participant agreement (an “Authorized Participant”) with the Trust’s distributor will be permitted to purchase and redeem shares directly from the Trust. An Authorized Participant who wishes to purchase a Creation Basket or redeem a Redemption Basket at net asset value is subject to a standard transaction fee of $350 on the date of such creation or redemption, regardless of the number of Creation Baskets or Redemption Baskets created or redeemed on that day.

Distributor

ALPS Distributors, Inc. (the “Distributor”) is the distributor of the Trust. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds in Creation Basket aggregations. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority. Fees under the Distribution Agreement are paid by the Adviser. The Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

Licensing Agreement

The index providers for TOFR and MENU are Neil Macneale, Inc. and Access ETF Solutions LLC (together, the “Index Providers”), respectively. The Index Providers are not affiliated with the Funds, the Trust, the Adviser or the Distributor. The Adviser has entered into license agreements with each of the Index Providers to use the Indices. Fees under the licensing agreement are charged to the Adviser.

4) INVESTMENT TRANSACTIONS – PURCHASES AND SALES

During the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) were as follows:

Fund	Purchases	Sales
TOFR	$2,319,471	$2,467,288
MENU*	861,719	862,723

*	Inception date, November 8, 2016.

28	Annual Report June 30, 2017

5) DISTRIBUTIONS AND TAXES

It is the policy of the Funds to qualify as regulated investment companies by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of their earnings to shareholders.

Income distributions and capital gain distributions are determined in accordance with tax regulations, which may differ from GAAP.

6) BENEFICIAL OWNERSHIP

Certain owners of the Adviser are also owners and/or trustees of the Funds. These individuals may receive benefits from any management fees paid to the Adviser.

Shareholders holding more than 5% of the Funds’ outstanding shares as of June 30, 2017 constituted 78.31% and 89.02% of TOFR and MENU, respectively. As of June 30, 2017, there was no beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Funds which would create a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act.

7) DIVIDEND AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal period ended June 30, 2017, were from Ordinary Income and Capital Gains in the amounts as follows:

	Ordinary
Fund	Income	Capital Gains
TOFR	$85,085	$107,710
MENU*	3,753	—

*	Inception date, November 8, 2016.

As of June 30, 2017, the components of accumulated earnings on a tax basis were as follows:

	TOFR	MENU*
Undistributed Ordinary Income – Net	$76,781	$58,902
Undistributed Long-Term Capital Gains – Net	62,628	—
Other Book/Tax Temporary Differences	(26,798)	—
Unrealized Appreciation (Depreciation)	43,195	185,512
Total Accumulated Earnings/(Losses) – Net	$155,806	$244,414

*	Inception date, November 8, 2016.

29

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

8) CAPITAL LOSS CARRY FORWARD

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of June 30, 2017, neither Fund generated a net capital loss carryforward.

9) TRUSTEE FEES

The Trust compensates each Trustee who is not an employee of the Adviser. Total Trustees’ fees are allocated to the Funds. Prior to the Funds’ commencement of operations, no payments were made to the Trustees during the organization of the Funds. Such payments were made as part of the organization and offering costs of the Funds, which were borne by the Adviser.

10) CASH MANAGEMENT TRANSACTIONS

The Funds subscribe to BBH Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either BBH Grand Cayman branch or branches of pre-approved world class commercial banks. This fully automated program allows the Funds to earn interest on cash balances.

Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction including, but not limited to, freeze, seizure, or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the BBH CMS are accounted for on a cost basis, which approximates market value.

11) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The compliance date for the Rule is August 1, 2017.

30	Annual Report June 30, 2017

In December 2016, the Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2016-19 that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016.

The Rule was adopted to modernize the reporting of information by registered investment companies. It is designed to improve the quality and type of information that all funds provide to the SEC and investors. Among other things, the Rule requires that portfolio wide and position-level information and census information be provided in a “structured data format,” which will allow the SEC to more effectively analyze the data to respond to market and fund- specific events. There are four main components of the Rule: adoption of Form N-PORT for reporting portfolio-wide and position-level information, and the rescission of Form N-Q; adoption of Form N-CEN, for reporting census-type information, and the rescission of Form N-SAR; amendments to Regulation S-X to require (among other changes) standardized reporting of derivatives holdings in a fund’s financial statements; and amendments to Forms N-1A, N-3 and N-CSR to require certain disclosures regarding a fund’s securities lending activities. Compliance dates for the Rule are August 1, 2017 for Regulation S-X, Forms N-1A, N-3 and N-CSR amendments; June 1, 2018 for From N-CEN and June 1, 2019 for Form N-PORT as the Funds have less than $1 billion in assets.

Management is currently evaluating the implications of above announcements and their impact on financial statement disclosures.

12) SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments and/or disclosures were required to the financial statements except as disclosed below.

As a result of the low asset levels and lack of growth of the Stock Split Index Fund and the USCF Restaurant Leaders Fund, both series of the Trust (the “Funds”), the Adviser has begun to consider future options for the Funds. Because liquidation is one of the options that the Adviser is considering recommending to the Board at its scheduled meeting in September 2017, and as a result of certain notice requirements to the Funds’ service providers, on July 28, 2017, the Board authorized the Adviser to take certain steps in anticipation of a possible liquidation that would allow the Funds to cease operations in a timely manner if the Board subsequently approved such a proposal.

31

13) QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge, upon request, by contacting the Funds at 1.800.920.0259 and on the SEC’s website at www.sec.gov. You may also receive a copy of Form N-Q, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

32	Annual Report June 30, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
USCF ETF Trust

We have audited the accompanying statements of assets and liabilities of USCF ETF Trust (the “Trust”) comprised of the Stock Split Index Fund and USCF Restaurant Leaders Fund (each a series of the Trust, a “Fund” and collectively, the “Funds”), including the schedules of investments, as of June 30, 2017, and the related statements of operations for the year then ended and the period then ended, and the statements of changes in net assets for the years ended June 30, 2017 and 2016 and the period ended June 30, 2017 and financial highlights for the years ended June 30, 2017, 2016, and the period ended June 30, 2015 and the period ended June 30, 2017. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stock Split Index Fund and USCF Restaurant Leaders Fund as of June 30, 2017, and the results of their operations for the year then ended and the period then ended, their changes in net assets for the years ended June 30, 2017 and 2016 and the period ended June 30, 2017 and financial highlights for the years ended June 30, 2017 and 2016, and the period ended June 30, 2015 and the period ended June 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Greenwood Village, Colorado
August 28, 2017

33

ADDITIONAL INFORMATION (unaudited)

Members of the Board and Officers of the Trust

Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations and other directorships for a minimum of the last five years, of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust and Trust Agreement.

The Chairman of the Board, Nicholas D. Gerber, and Management Trustees, Andrew F Ngim and Stuart P. Crumbaugh are interested persons of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act (“Interested Trustees”) because of their affiliation with the Adviser.

Messrs. Thomas E. Gard, Jeremy Henderson, John D. Schwartz, and H. Abram Wilson, and their immediate family members have no affiliation or business connection with the Adviser or the Funds’ principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Adviser or the Funds’ principal underwriter. These Trustees are not Interested Persons of the Trust and are referred to herein as “Independent Trustees.”

The following tables present information about the Trustees and Officers. The Statement of Additional Information has additional information about the Trustees and is available without charge, upon request, by contacting the Funds at 1(800) 920-0259, or visiting: www.uscfinvestments.com.

34	Annual Report June 30, 2017

Independent Trustees

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Thomas E. Gard Year of Birth: 1959	Independent Trustee	Since 2015	Partner Armanino LLP 1995 to Present; Member of Armanino Executive Committee 2001 to 2015; Partner in Charge of Armanino LLP Audit Department December 2004-2013.	Three	None

Jeremy Henderson Year of Birth: 1956	Independent Trustee	Since 2014	Retired – 2007 to Present; Managing Director – Societe Generale 1991-2007.	Three	None

John D. Schwartz Year of Birth: 1968	Independent Trustee	Since 2014	President – Sam CLAR Office Furniture 1996-Present.	Three	None

H. Abram Wilson Year of Birth: 1946	Independent Trustee	Since 2014	San Ramon City, CA Councilmember 1999-2011, including Mayor of San Ramon City, CA from 2002-2009. Mr. Wilson has been retired from 2011 to the Present.	Three	None

35

Interested Trustees and Officers of the Trust

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Nicholas D. Gerber(3) Year of Birth: 1962	Chairman and Trustee	Since 2014	Chairman of the Board of Directors of United States Commodity Funds LLC, which is the sponsor of a family of commodity pools whose shares are registered under the Securities Act of 1933 (“USCF”) since 2005; President and Chief Executive Officer of USCF from 2005 through June 2015; Serves on Board of Managers of USCF Advisers LLC since June 2014 and President and Chief Executive Officer of USCF Advisers LLC from June 2014 to June 2015; Vice President of USCF since June 2015; Chief Executive Officer, President and Secretary of Concierge Technologies, Inc. since January 2015; Co-founded Ameristock Corporation in March 1995, a registered investment adviser under the Investment Advisers Act of 1940 from March 1995 until January 2013; and Portfolio Manager of the Ameristock Mutual Fund, Inc. a mutual fund registered under the 1940 Act, from August 1995 to January 2013.	Three	Management Director of USCF since May 2005; Board of Concierge Technologies, Inc. from January 2015 - Present.

John P. Love Year of Birth: 1971	President (Principal Executive Officer)	Since 2015	Chief Executive Officer and President of USCF since June 2015 and Management Director of USCF since October 2016; Senior Portfolio Manager of USCF from March 2010 to June 2015; Portfolio Manager of USCF from April 2006 to March 2010; President of USCF Advisers LLC since June 2015 and serves on Board of Managers of USCF Advisers LLC since November 2016.	N/A	Management Director of USCF since October 2016.

Stuart P. Crumbaugh(3) Year of Birth: 1963	Chief Financial Officer (Principal Accounting and Principal Financial Officer), Treasurer and Trustee	CFO and Treasurer since May 2015; Secretary from May 2015 to October 2016; Independent Trustee of USCF ETF Trust from inception to February 2015 and Interested Trustee from February 2015 to present	Chief Financial Officer
			(Principal Accounting Officer), Treasurer and Secretary of USCF Advisers LLC and USCF since June 2015 and May 2015, respectively; Vice President Finance and Chief Financial Officer of Sikka Software Corporation from April 2014 to April 2015; Vice President, Corporate Controller and Treasurer of Auction.com, LLC from December 2012 to December 2013; Chief Financial Officer of IP Infusion Inc. from March 2011 to September 2012; Consultant from January 2010 to February 2011.	Three	N/A

36	Annual Report June 30, 2017

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Andrew F Ngim(3) Year of Birth: 1960	Portfolio Manager to TOFR since 2014 and to MENU since 2016, Vice President, Secretary and Trustee.	Trustee from 2014 to February 2015 and May 2015 to Present; Secretary since October 2016	Co-founded USCF in 2005 and has served as a Management Director since May 2005 and Chief Operating Officer since August 2016; Portfolio Manager for the United States Commodity Index Funds Trust since January 2013; Treasurer of USCF from June 2005 to February 2012; Prior to and concurrent with his services to USCF, from January 1999 to January 2013, served as a Managing Director for Ameristock Corporation, which he co-founded in March 1995 and was Co-Portfolio Manager of Ameristock Mutual Fund, Inc. from January 2000 to January 2013.	Three	Management Director of USCF since May 2005.

Carolyn M. Yu Year of Birth: 1958	Chief Legal Officer, Chief Compliance Officer and AML Officer	Chief Legal Officer from May 2015 - Present; Chief Compliance Officer, since February 2015; AML Officer since 2014.	General Counsel and Chief Compliance Officer of USCF since May 2015 and February 2013, respectively, and from August 2011 through April 2015, she served as Associate Counsel to USCF; Chief Legal Officer and Chief Compliance Officer of USCF Advisers LLC since May 2015; Associate Counsel and Assistant Chief Compliance Officer, USCF ETF Trust from June 2014 to February 2015; Assistant Secretary of USCF ETF Trust from May 2015 to October 2016; Branch Chief – Securities Enforcement Branch for the State of Hawaii, Department of Commerce and Consumer Affairs from 2008 to 2011.	N/A	N/A

Daphne G. Frydman Year of Birth: 1974	Assistant Secretary	Assistant Secretary from October 2016 to Present.	Deputy General Counsel of USCF since May 2016; Assistant Secretary of the USCF ETF Trust and the USCF Mutual Funds Trust since October 2016; Partner at Sutherland Asbill & Brennan LLP from January 2011 to April 2016.	N/A	N/A

(1)	The address of each Trustee and officer is c/o USCF ETF Trust, 1999 Harrison Street, Suite 1530, Oakland, California 94612.
(2)	The Trustees and officers serve until their successors are duly elected and qualified.
(3)	Messrs. Gerber, Crumbaugh and Ngim are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with the Adviser.

37

Investment Adviser

USCF Advisers LLC
1999 Harrison Street, Suite 1530
Oakland, California 94612

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Company
50 Post Office Square
Boston, Massachusetts 02110-1548

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Independent Registered Public Accounting Firm

Spicer Jeffries LLP
5251 S. Quebec Street, Suite 200
Greenwood Village, Colorado 80111

Trustees

Nicholas D. Gerber
Stuart P. Crumbaugh
Andrew F Ngim
Jeremy Henderson
John D. Schwartz
H. Abram Wilson
Thomas Gard

Proxy Voting Information

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities of the Funds is available without charge by contacting the Funds at 1.800.920.0259, on the Funds’ website at www.uscfinvestments.com and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted such proxies since inception to the period ended June 30, 2017 is also available without charge by calling the Funds and on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at www.uscfinvestments.com.

ALPS Distributors, Inc.

An investment in a Fund must be accompanied or preceded by a current prospectus which contains more information on fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

www.uscfinvestments.com
1-800-920-0259

Funds distributed by ALPS Distributor, Inc.

ITEM 2. CODE OF ETHICS.

As of the period ended June 30, 2017 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions. During the Reporting Period, there were no changes to, amendments to, or waivers from any provision of the code of ethics. A copy of this code of ethics may also be obtained upon request, free of charge, by calling (510) 522-9600 and is also available on the Registrant’s website at www.uscfinvestments.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Mr. Thomas E. Gard possesses the attributes identified in Instruction (b) of Item 3 of Form N-CSR and has designated Mr. Gard as the Registrant’s “audit committee financial expert.” Mr. Gard qualifies as an “independent” Trustee, meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the 1940 Act) and he does not accept directly or indirectly, any consulting, advisory, or other compensatory fee from the Registrant (except in his capacity as a Board or committee member).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for each of the last two fiscal years ended June 30, 2017, and June 30, 2016 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year were $21,000 in 2017 and $11,500 in 2016.

(b) Audit Related Fees

The aggregate fees billed for each of the last two fiscal years ended June 30, 2017, and June 30, 2016, for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 in 2017 and $0 in 2016.

(c) Tax Fees

The aggregate fees billed for each of the last two fiscal years ended June 30, 2017 and June 20, 2016 for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $4,000 in 2017 and $2,000 in 2016. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d) All Other Fees

The aggregate fees billed for each of the last two fiscal years ended June 30, 2017, and June 30, 2016, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2017 and $0 for 2016.

(e)(1) Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0% for 2017 and 0% for 2016; Tax Fees were 16% for 2017 and 15% for 2016; and all Other Fees were 0% for 2017 and 0% for 2016.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $0 for 2017 and $0 for 2016.

(h) The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant. The audit committee members are Jeremy Henderson, John D. Schwartz, H. Abram Wilson and Thomas E. Gard.

(b)	Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of the Registrant’s principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications of the Registrant’s principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USCF ETF Trust

By:	/s/ John P. Love
John P. Love
Title:	President and Chief Executive Officer (Principal Executive Officer)

Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love
John P. Love
Title:	President and Chief Executive Officer (Principal Executive Officer)

Date:	September 1, 2017

By:	/s/ Stuart P. Crumbaugh
Stuart P. Crumbaugh
Title:	Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 1, 2017